3. Trademarks (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Trademarks, beginning balance	$ 20,174
Trademarks, ending balance	22,592	$ 20,174
Trademarks [Member]
Trademarks, beginning balance	20,174	0
Trademark purchased from related party		16,272
Trademarks purchased	2,418	3,902
Trademarks, ending balance	$ 22,592	$ 20,174